787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 10, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention Filings — Rule 497(e)

Re:	Credit Suisse Multialternative Strategy Fund
(Securities Act File No. 33-92982;
Investment Company Act File No. 811-9054)

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing with the Securities and Exchange Commission are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information for the Credit Suisse Multialternative Strategy Fund (the “Fund”), a series of the Registrant, in a supplement, dated December 30, 2019, to the Summary Prospectuses and Statutory Prospectus, each dated February 28, 2019, of the Fund.  The purpose of the filing is to submit the 497 filing dated December 30, 2019 in XBRL for the Fund.

Any questions or comments should be directed to the undersigned at 212-728-8427.

Very truly yours,

/s/ Allison H. Schwartz
Allison H. Schwartz

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO   SAN FRANCISCO  PARIS    LONDON    FRANKFURT    BRUSSELS    MILAN    ROME